Fair value measurement - Maturity analysis of investment contracts (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Total carrying value	$ 1,160
Investment contracts
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Total carrying value	459	$ 470
Undiscounted value	543	507
Investment contracts | Within one year
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	14	14
Investment contracts | 1 to 5 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	442	490
Investment contracts | 5 to 10 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	63	2
Investment contracts | 10 to 15 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	16	$ 1
Investment contracts | 15 to 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	6
Investment contracts | Over 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	$ 2